Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Long Duration Government Opportunities Fund
Entity Central Index Key	0000730044
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000006467
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	Class A
Trading Symbol	USGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Long Treasury Index:

↑ Sector allocation contributed positively to relative returns, as agency mortgage-backed securities spreads tightened

↑ A large exposure to U.S. agency collateralized mortgage obligations (CMOs), which are not included in the benchmark, was a significant contributor to returns, due to their higher yields and tightening spreads

↑ Yield curve positioning was advantageous, helped by an overweight to the intermediate portion of the curve and an underweight to the long end of the curve, as long-term Treasury yields rose

↓ Duration positioning detracted, as the portfolio’s overall duration was modestly shorter than its benchmark for much of the year, which was unfavorable given that most segments of the U.S. Treasury yield curve fell

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	Bloomberg U.S. Long Treasury Index
12/15	$9,678	$10,000	$10,000	$10,000
1/16	$9,820	$10,110	$10,175	$10,502
2/16	$9,864	$10,182	$10,242	$10,815
3/16	$9,900	$10,307	$10,264	$10,815
4/16	$9,945	$10,377	$10,265	$10,761
5/16	$9,954	$10,385	$10,270	$10,847
6/16	$10,104	$10,568	$10,433	$11,512
7/16	$10,158	$10,655	$10,466	$11,771
8/16	$10,171	$10,667	$10,439	$11,659
9/16	$10,194	$10,669	$10,444	$11,471
10/16	$10,123	$10,598	$10,367	$11,003
11/16	$9,921	$10,360	$10,137	$10,187
12/16	$9,910	$10,391	$10,131	$10,133
1/17	$9,930	$10,428	$10,143	$10,173
2/17	$9,974	$10,508	$10,192	$10,331
3/17	$9,955	$10,505	$10,191	$10,274
4/17	$10,023	$10,592	$10,259	$10,433
5/17	$10,089	$10,674	$10,324	$10,639
6/17	$10,092	$10,664	$10,297	$10,681
7/17	$10,125	$10,718	$10,327	$10,615
8/17	$10,210	$10,810	$10,422	$10,980
9/17	$10,163	$10,772	$10,362	$10,743
10/17	$10,162	$10,785	$10,353	$10,735
11/17	$10,141	$10,769	$10,339	$10,812
12/17	$10,175	$10,816	$10,371	$10,997
1/18	$10,055	$10,712	$10,240	$10,642
2/18	$9,986	$10,610	$10,168	$10,322
3/18	$10,057	$10,664	$10,250	$10,635
4/18	$9,988	$10,593	$10,181	$10,428
5/18	$10,073	$10,651	$10,263	$10,649
6/18	$10,062	$10,635	$10,266	$10,668
7/18	$10,027	$10,657	$10,237	$10,511
8/18	$10,091	$10,710	$10,308	$10,676
9/18	$9,994	$10,664	$10,227	$10,360
10/18	$9,937	$10,575	$10,172	$10,045
11/18	$9,964	$10,622	$10,263	$10,235
12/18	$10,174	$10,789	$10,468	$10,795
1/19	$10,236	$10,937	$10,530	$10,867
2/19	$10,227	$10,949	$10,510	$10,734
3/19	$10,386	$11,147	$10,690	$11,298
4/19	$10,389	$11,163	$10,671	$11,096
5/19	$10,577	$11,334	$10,874	$11,822
6/19	$10,651	$11,494	$10,965	$11,980
7/19	$10,678	$11,528	$10,975	$11,999
8/19	$10,926	$11,789	$11,236	$13,259
9/19	$10,854	$11,738	$11,183	$12,928
10/19	$10,860	$11,776	$11,203	$12,817
11/19	$10,847	$11,773	$11,187	$12,751
12/19	$10,828	$11,791	$11,162	$12,395
1/20	$11,015	$12,003	$11,355	$13,244
2/20	$11,214	$12,182	$11,582	$14,131
3/20	$11,101	$11,944	$11,831	$14,986
4/20	$11,241	$12,184	$11,906	$15,290
5/20	$11,263	$12,297	$11,895	$15,004
6/20	$11,361	$12,400	$11,897	$15,024
7/20	$11,460	$12,618	$11,984	$15,658
8/20	$11,405	$12,545	$11,910	$14,983
9/20	$11,428	$12,522	$11,915	$15,041
10/20	$11,346	$12,478	$11,849	$14,588
11/20	$11,392	$12,640	$11,876	$14,763
12/20	$11,429	$12,684	$11,871	$14,590
1/21	$11,408	$12,604	$11,810	$14,063
2/21	$11,275	$12,442	$11,655	$13,280
3/21	$11,169	$12,297	$11,527	$12,618
4/21	$11,241	$12,400	$11,603	$12,912
5/21	$11,237	$12,448	$11,618	$12,970
6/21	$11,274	$12,538	$11,658	$13,434
7/21	$11,372	$12,664	$11,780	$13,924
8/21	$11,341	$12,656	$11,760	$13,894
9/21	$11,274	$12,548	$11,669	$13,497
10/21	$11,240	$12,538	$11,654	$13,747
11/21	$11,249	$12,553	$11,701	$14,112
12/21	$11,193	$12,544	$11,662	$13,912
1/22	$11,017	$12,269	$11,462	$13,336
2/22	$10,895	$12,102	$11,372	$13,141
3/22	$10,559	$11,777	$11,043	$12,439
4/22	$10,228	$11,338	$10,686	$11,333
5/22	$10,234	$11,400	$10,745	$11,119
6/22	$10,140	$11,173	$10,620	$10,955
7/22	$10,335	$11,453	$10,857	$11,247
8/22	$10,066	$11,156	$10,548	$10,749
9/22	$9,653	$10,675	$10,119	$9,900
10/22	$9,464	$10,558	$9,978	$9,351
11/22	$9,814	$10,952	$10,298	$10,012
12/22	$9,734	$10,914	$10,249	$9,842
1/23	$10,057	$11,253	$10,536	$10,473
2/23	$9,831	$10,976	$10,279	$9,976
3/23	$10,007	$11,234	$10,536	$10,449
4/23	$10,066	$11,303	$10,591	$10,503
5/23	$9,931	$11,185	$10,487	$10,210
6/23	$9,790	$11,168	$10,486	$10,208
7/23	$9,656	$11,179	$10,258	$9,987
8/23	$9,470	$11,112	$9,972	$9,708
9/23	$8,807	$10,847	$9,245	$9,000
10/23	$8,271	$10,684	$8,789	$8,556
11/23	$9,282	$11,165	$9,593	$9,339
12/23	$10,285	$11,588	$10,419	$10,143
1/24	$10,154	$11,560	$10,190	$9,920
2/24	$9,618	$11,422	$9,957	$9,694
3/24	$9,781	$11,534	$10,080	$9,813
4/24	$8,900	$11,264	$9,466	$9,215
5/24	$9,428	$11,451	$9,736	$9,478
6/24	$9,765	$11,556	$9,897	$9,635
7/24	$10,326	$11,818	$10,251	$9,979
8/24	$10,712	$11,992	$10,460	$10,182
9/24	$10,837	$12,157	$10,671	$10,388
10/24	$9,926	$11,881	$10,116	$9,848
11/24	$10,197	$12,006	$10,299	$10,026
12/24	$9,600	$11,824	$9,751	$9,493
1/25	$9,697	$11,896	$9,792	$9,532
2/25	$10,339	$12,142	$10,299	$10,026
3/25	$10,320	$12,139	$10,207	$9,937
4/25	$10,364	$12,182	$10,096	$9,829
5/25	$9,957	$12,120	$9,806	$9,546
6/25	$10,356	$12,309	$10,051	$9,785
7/25	$10,175	$12,291	$9,961	$9,697
8/25	$10,578	$12,439	$9,993	$9,728
9/25	$10,697	$12,571	$10,301	$10,028
10/25	$10,806	$12,654	$10,433	$10,157
11/25	$10,983	$12,730	$10,477	$10,200
12/25	$10,897	$12,721	$10,297	$10,024

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	13.51%	(0.95)%	1.19%
Class A, with 3.25% maximum front end sales charge	9.81%	(1.60)%	0.86%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	5.59%	(2.81)%	0.29%
Bloomberg U.S. Long Treasury Index	5.59%	(7.23)%	0.02%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 226,120,023
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 47,524
InvestmentCompanyPortfolioTurnover	349.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$226,120,023
# of Portfolio Holdings	179
Portfolio Turnover Rate	349%
Total Advisory Fees Paid	$47,524

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
Short-Term Investments	0.7%
U.S. Agency Securities	2.7%
Mortgages - Other	4.5%
Agency Fixed Rate Mortgages	18.1%
Collateralized Mortgage Obligations - Agency Collateral Series	73.6%

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	-18.3%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.2%
AA	112.3%
AAA	1.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155939
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	Class C
Trading Symbol	MSGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.62%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Long Treasury Index:

↑ Sector allocation contributed positively to relative returns, as agency mortgage-backed securities spreads tightened

↑ A large exposure to U.S. agency collateralized mortgage obligations (CMOs), which are not included in the benchmark, was a significant contributor to returns, due to their higher yields and tightening spreads

↑ Yield curve positioning was advantageous, helped by an overweight to the intermediate portion of the curve and an underweight to the long end of the curve, as long-term Treasury yields rose

↓ Duration positioning detracted, as the portfolio’s overall duration was modestly shorter than its benchmark for much of the year, which was unfavorable given that most segments of the U.S. Treasury yield curve fell

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	Bloomberg U.S. Long Treasury Index
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$10,140	$10,110	$10,175	$10,502
2/16	$10,180	$10,182	$10,242	$10,815
3/16	$10,209	$10,307	$10,264	$10,815
4/16	$10,260	$10,377	$10,265	$10,761
5/16	$10,252	$10,385	$10,270	$10,847
6/16	$10,398	$10,568	$10,433	$11,512
7/16	$10,447	$10,655	$10,466	$11,771
8/16	$10,464	$10,667	$10,439	$11,659
9/16	$10,469	$10,669	$10,444	$11,471
10/16	$10,391	$10,598	$10,367	$11,003
11/16	$10,178	$10,360	$10,137	$10,187
12/16	$10,160	$10,391	$10,131	$10,133
1/17	$10,175	$10,428	$10,143	$10,173
2/17	$10,213	$10,508	$10,192	$10,331
3/17	$10,199	$10,505	$10,191	$10,274
4/17	$10,249	$10,592	$10,259	$10,433
5/17	$10,311	$10,674	$10,324	$10,639
6/17	$10,307	$10,664	$10,297	$10,681
7/17	$10,334	$10,718	$10,327	$10,615
8/17	$10,412	$10,810	$10,422	$10,980
9/17	$10,359	$10,772	$10,362	$10,743
10/17	$10,351	$10,785	$10,353	$10,735
11/17	$10,335	$10,769	$10,339	$10,812
12/17	$10,351	$10,816	$10,371	$10,997
1/18	$10,224	$10,712	$10,240	$10,642
2/18	$10,148	$10,610	$10,168	$10,322
3/18	$10,202	$10,664	$10,250	$10,635
4/18	$10,138	$10,593	$10,181	$10,428
5/18	$10,216	$10,651	$10,263	$10,649
6/18	$10,199	$10,635	$10,266	$10,668
7/18	$10,158	$10,657	$10,237	$10,511
8/18	$10,215	$10,710	$10,308	$10,676
9/18	$10,112	$10,664	$10,227	$10,360
10/18	$10,047	$10,575	$10,172	$10,045
11/18	$10,068	$10,622	$10,263	$10,235
12/18	$10,272	$10,789	$10,468	$10,795
1/19	$10,328	$10,937	$10,530	$10,867
2/19	$10,313	$10,949	$10,510	$10,734
3/19	$10,465	$11,147	$10,690	$11,298
4/19	$10,462	$11,163	$10,671	$11,096
5/19	$10,629	$11,334	$10,874	$11,822
6/19	$10,710	$11,494	$10,965	$11,980
7/19	$10,730	$11,528	$10,975	$11,999
8/19	$10,970	$11,789	$11,236	$13,259
9/19	$10,891	$11,738	$11,183	$12,928
10/19	$10,889	$11,776	$11,203	$12,817
11/19	$10,870	$11,773	$11,187	$12,751
12/19	$10,843	$11,791	$11,162	$12,395
1/20	$11,022	$12,003	$11,355	$13,244
2/20	$11,213	$12,182	$11,582	$14,131
3/20	$11,094	$11,944	$11,831	$14,986
4/20	$11,225	$12,184	$11,906	$15,290
5/20	$11,240	$12,297	$11,895	$15,004
6/20	$11,330	$12,400	$11,897	$15,024
7/20	$11,421	$12,618	$11,984	$15,658
8/20	$11,372	$12,545	$11,910	$14,983
9/20	$11,375	$12,522	$11,915	$15,041
10/20	$11,299	$12,478	$11,849	$14,588
11/20	$11,326	$12,640	$11,876	$14,763
12/20	$11,352	$12,684	$11,871	$14,590
1/21	$11,325	$12,604	$11,810	$14,063
2/21	$11,187	$12,442	$11,655	$13,280
3/21	$11,075	$12,297	$11,527	$12,618
4/21	$11,139	$12,400	$11,603	$12,912
5/21	$11,128	$12,448	$11,618	$12,970
6/21	$11,157	$12,538	$11,658	$13,434
7/21	$11,245	$12,664	$11,780	$13,924
8/21	$11,208	$12,656	$11,760	$13,894
9/21	$11,134	$12,548	$11,669	$13,497
10/21	$11,095	$12,538	$11,654	$13,747
11/21	$11,096	$12,553	$11,701	$14,112
12/21	$11,033	$12,544	$11,662	$13,912
1/22	$10,841	$12,269	$11,462	$13,336
2/22	$10,715	$12,102	$11,372	$13,141
3/22	$10,381	$11,777	$11,043	$12,439
4/22	$10,051	$11,338	$10,686	$11,333
5/22	$10,063	$11,400	$10,745	$11,119
6/22	$9,952	$11,173	$10,620	$10,955
7/22	$10,135	$11,453	$10,857	$11,247
8/22	$9,868	$11,156	$10,548	$10,749
9/22	$9,460	$10,675	$10,119	$9,900
10/22	$9,270	$10,558	$9,978	$9,351
11/22	$9,590	$10,952	$10,298	$10,012
12/22	$9,520	$10,914	$10,249	$9,842
1/23	$9,827	$11,253	$10,536	$10,473
2/23	$9,601	$10,976	$10,279	$9,976
3/23	$9,766	$11,234	$10,536	$10,449
4/23	$9,816	$11,303	$10,591	$10,503
5/23	$9,679	$11,185	$10,487	$10,210
6/23	$9,524	$11,168	$10,486	$10,208
7/23	$9,401	$11,179	$10,258	$9,987
8/23	$9,216	$11,112	$9,972	$9,708
9/23	$8,557	$10,847	$9,245	$9,000
10/23	$8,035	$10,684	$8,789	$8,556
11/23	$9,004	$11,165	$9,593	$9,339
12/23	$9,976	$11,588	$10,419	$10,143
1/24	$9,850	$11,560	$10,190	$9,920
2/24	$9,329	$11,422	$9,957	$9,694
3/24	$9,487	$11,534	$10,080	$9,813
4/24	$8,633	$11,264	$9,466	$9,215
5/24	$9,145	$11,451	$9,736	$9,478
6/24	$9,472	$11,556	$9,897	$9,635
7/24	$10,017	$11,818	$10,251	$9,979
8/24	$10,391	$11,992	$10,460	$10,182
9/24	$10,512	$12,157	$10,671	$10,388
10/24	$9,628	$11,881	$10,116	$9,848
11/24	$9,891	$12,006	$10,299	$10,026
12/24	$9,312	$11,824	$9,751	$9,493
1/25	$9,406	$11,896	$9,792	$9,532
2/25	$10,029	$12,142	$10,299	$10,026
3/25	$10,010	$12,139	$10,207	$9,937
4/25	$10,053	$12,182	$10,096	$9,829
5/25	$9,658	$12,120	$9,806	$9,546
6/25	$10,046	$12,309	$10,051	$9,785
7/25	$9,869	$12,291	$9,961	$9,697
8/25	$10,261	$12,439	$9,993	$9,728
9/25	$10,376	$12,571	$10,301	$10,028
10/25	$10,481	$12,654	$10,433	$10,157
11/25	$10,653	$12,730	$10,477	$10,200
12/25	$10,570	$12,721	$10,297	$10,024

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	12.54%	(1.75)%	0.56%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	11.54%	(1.75)%	0.56%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	5.59%	(2.81)%	0.29%
Bloomberg U.S. Long Treasury Index	5.59%	(7.23)%	0.02%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 226,120,023
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 47,524
InvestmentCompanyPortfolioTurnover	349.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$226,120,023
# of Portfolio Holdings	179
Portfolio Turnover Rate	349%
Total Advisory Fees Paid	$47,524

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
Short-Term Investments	0.7%
U.S. Agency Securities	2.7%
Mortgages - Other	4.5%
Agency Fixed Rate Mortgages	18.1%
Collateralized Mortgage Obligations - Agency Collateral Series	73.6%

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	-18.3%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.2%
AA	112.3%
AAA	1.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006470
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	Class I
Trading Symbol	USGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Long Treasury Index:

↑ Sector allocation contributed positively to relative returns, as agency mortgage-backed securities spreads tightened

↑ A large exposure to U.S. agency collateralized mortgage obligations (CMOs), which are not included in the benchmark, was a significant contributor to returns, due to their higher yields and tightening spreads

↑ Yield curve positioning was advantageous, helped by an overweight to the intermediate portion of the curve and an underweight to the long end of the curve, as long-term Treasury yields rose

↓ Duration positioning detracted, as the portfolio’s overall duration was modestly shorter than its benchmark for much of the year, which was unfavorable given that most segments of the U.S. Treasury yield curve fell

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	Bloomberg U.S. Long Treasury Index
12/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
1/16	$1,014,949	$1,011,039	$1,017,476	$1,050,242
2/16	$1,019,857	$1,018,221	$1,024,152	$1,081,536
3/16	$1,023,814	$1,030,700	$1,026,378	$1,081,534
4/16	$1,029,904	$1,037,722	$1,026,488	$1,076,119
5/16	$1,030,042	$1,038,533	$1,027,041	$1,084,655
6/16	$1,045,868	$1,056,816	$1,043,315	$1,151,236
7/16	$1,051,757	$1,065,524	$1,046,601	$1,177,054
8/16	$1,054,631	$1,066,674	$1,043,875	$1,165,883
9/16	$1,056,069	$1,066,927	$1,044,350	$1,147,113
10/16	$1,049,073	$1,059,849	$1,036,750	$1,100,325
11/16	$1,028,383	$1,036,026	$1,013,715	$1,018,691
12/16	$1,028,771	$1,039,104	$1,013,084	$1,013,265
1/17	$1,030,089	$1,042,770	$1,014,298	$1,017,251
2/17	$1,034,807	$1,050,816	$1,019,184	$1,033,102
3/17	$1,034,328	$1,050,464	$1,019,086	$1,027,403
4/17	$1,041,607	$1,059,180	$1,025,924	$1,043,259
5/17	$1,047,634	$1,067,352	$1,032,415	$1,063,891
6/17	$1,048,280	$1,066,447	$1,029,732	$1,068,124
7/17	$1,051,951	$1,071,759	$1,032,708	$1,061,525
8/17	$1,061,079	$1,081,005	$1,042,235	$1,097,984
9/17	$1,056,587	$1,077,201	$1,036,176	$1,074,268
10/17	$1,056,723	$1,078,494	$1,035,349	$1,073,458
11/17	$1,056,133	$1,076,862	$1,033,893	$1,081,153
12/17	$1,058,711	$1,081,610	$1,037,112	$1,099,712
1/18	$1,047,792	$1,071,201	$1,024,004	$1,064,200
2/18	$1,039,668	$1,061,044	$1,016,815	$1,032,243
3/18	$1,047,313	$1,066,396	$1,024,999	$1,063,491
4/18	$1,040,463	$1,059,280	$1,018,077	$1,042,818
5/18	$1,049,579	$1,065,057	$1,026,305	$1,064,880
6/18	$1,048,762	$1,063,512	$1,026,619	$1,066,774
7/18	$1,045,406	$1,065,738	$1,023,720	$1,051,075
8/18	$1,052,393	$1,070,989	$1,030,833	$1,067,648
9/18	$1,043,855	$1,066,399	$1,022,694	$1,036,022
10/18	$1,038,167	$1,057,479	$1,017,232	$1,004,461
11/18	$1,041,268	$1,062,235	$1,026,261	$1,023,470
12/18	$1,062,277	$1,078,854	$1,046,751	$1,079,468
1/19	$1,069,074	$1,093,729	$1,053,048	$1,086,714
2/19	$1,069,642	$1,094,921	$1,051,036	$1,073,433
3/19	$1,086,543	$1,114,693	$1,069,035	$1,129,846
4/19	$1,085,863	$1,116,253	$1,067,086	$1,109,616
5/19	$1,105,769	$1,133,352	$1,087,423	$1,182,224
6/19	$1,115,139	$1,149,383	$1,096,523	$1,198,007
7/19	$1,117,087	$1,152,804	$1,097,548	$1,199,926
8/19	$1,143,344	$1,178,889	$1,123,623	$1,325,914
9/19	$1,137,346	$1,173,782	$1,118,252	$1,292,840
10/19	$1,137,000	$1,177,574	$1,120,298	$1,281,733
11/19	$1,137,238	$1,177,339	$1,118,663	$1,275,112
12/19	$1,135,621	$1,179,093	$1,116,175	$1,239,524
1/20	$1,154,200	$1,200,255	$1,135,516	$1,324,372
2/20	$1,175,306	$1,218,227	$1,158,175	$1,413,113
3/20	$1,165,114	$1,194,431	$1,183,073	$1,498,639
4/20	$1,178,856	$1,218,357	$1,190,564	$1,528,958
5/20	$1,182,754	$1,229,736	$1,189,475	$1,500,417
6/20	$1,193,385	$1,239,997	$1,189,710	$1,502,361
7/20	$1,202,815	$1,261,779	$1,198,418	$1,565,847
8/20	$1,198,704	$1,254,503	$1,191,038	$1,498,338
9/20	$1,200,106	$1,252,242	$1,191,512	$1,504,102
10/20	$1,193,131	$1,247,766	$1,184,859	$1,458,837
11/20	$1,196,914	$1,264,049	$1,187,602	$1,476,349
12/20	$1,201,200	$1,268,414	$1,187,123	$1,458,955
1/21	$1,199,340	$1,260,441	$1,181,029	$1,406,317
2/21	$1,186,987	$1,244,178	$1,165,455	$1,328,024
3/21	$1,174,851	$1,229,699	$1,152,695	$1,261,818
4/21	$1,182,753	$1,240,039	$1,160,301	$1,291,182
5/21	$1,183,951	$1,244,769	$1,161,799	$1,297,000
6/21	$1,188,238	$1,253,843	$1,165,846	$1,343,365
7/21	$1,198,827	$1,266,434	$1,178,014	$1,392,365
8/21	$1,195,939	$1,265,588	$1,176,030	$1,389,436
9/21	$1,187,773	$1,254,781	$1,166,873	$1,349,656
10/21	$1,185,942	$1,253,755	$1,165,401	$1,374,750
11/21	$1,187,159	$1,255,270	$1,170,117	$1,411,237
12/21	$1,180,276	$1,254,423	$1,166,159	$1,391,170
1/22	$1,162,001	$1,226,921	$1,146,157	$1,333,595
2/22	$1,149,412	$1,210,193	$1,137,178	$1,314,100
3/22	$1,114,297	$1,177,725	$1,104,299	$1,243,947
4/22	$1,081,104	$1,133,799	$1,068,565	$1,133,332
5/22	$1,082,013	$1,140,037	$1,074,535	$1,111,885
6/22	$1,072,317	$1,117,257	$1,061,993	$1,095,489
7/22	$1,091,834	$1,145,347	$1,085,699	$1,124,717
8/22	$1,063,766	$1,115,572	$1,054,824	$1,074,928
9/22	$1,020,375	$1,067,509	$1,011,910	$990,012
10/22	$1,002,070	$1,055,796	$997,800	$935,080
11/22	$1,037,929	$1,095,163	$1,029,808	$1,001,207
12/22	$1,031,258	$1,091,443	$1,024,871	$984,176
1/23	$1,064,234	$1,125,300	$1,053,580	$1,047,261
2/23	$1,040,621	$1,097,650	$1,027,854	$997,584
3/23	$1,059,557	$1,123,400	$1,053,583	$1,044,871
4/23	$1,066,044	$1,130,262	$1,059,131	$1,050,315
5/23	$1,053,471	$1,118,544	$1,048,742	$1,020,960
6/23	$1,037,411	$1,116,806	$1,048,568	$1,020,791
7/23	$1,025,009	$1,117,916	$1,025,837	$998,661
8/23	$1,005,609	$1,111,184	$997,234	$970,816
9/23	$934,117	$1,084,688	$924,492	$900,002
10/23	$877,525	$1,068,376	$878,870	$855,588
11/23	$985,117	$1,116,458	$959,342	$933,928
12/23	$1,093,307	$1,158,821	$1,041,927	$1,014,325
1/24	$1,078,295	$1,156,048	$1,018,986	$991,992
2/24	$1,021,578	$1,142,187	$995,729	$969,351
3/24	$1,039,185	$1,153,402	$1,007,997	$981,294
4/24	$947,412	$1,126,449	$946,589	$921,513
5/24	$1,002,363	$1,145,121	$973,630	$947,838
6/24	$1,038,456	$1,155,589	$989,702	$963,484
7/24	$1,098,460	$1,181,818	$1,025,077	$997,922
8/24	$1,139,746	$1,199,216	$1,045,954	$1,018,246
9/24	$1,154,920	$1,215,664	$1,067,108	$1,038,839
10/24	$1,058,246	$1,188,053	$1,011,556	$984,759
11/24	$1,087,476	$1,200,578	$1,029,919	$1,002,636
12/24	$1,022,684	$1,182,446	$975,125	$949,293
1/25	$1,033,349	$1,189,571	$979,182	$953,243
2/25	$1,103,586	$1,214,166	$1,029,870	$1,002,588
3/25	$1,100,244	$1,213,876	$1,020,708	$993,669
4/25	$1,105,375	$1,218,164	$1,009,599	$982,854
5/25	$1,063,862	$1,211,985	$980,614	$954,637
6/25	$1,105,150	$1,230,868	$1,005,122	$978,495
7/25	$1,087,716	$1,229,111	$996,070	$969,684
8/25	$1,129,473	$1,243,874	$999,289	$972,817
9/25	$1,142,473	$1,257,054	$1,030,121	$1,002,833
10/25	$1,154,477	$1,265,355	$1,043,318	$1,015,680
11/25	$1,175,361	$1,272,986	$1,047,743	$1,019,988
12/25	$1,164,966	$1,272,105	$1,029,652	$1,002,376

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	13.91%	(0.61)%	1.54%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	5.59%	(2.81)%	0.29%
Bloomberg U.S. Long Treasury Index	5.59%	(7.23)%	0.02%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 226,120,023
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 47,524
InvestmentCompanyPortfolioTurnover	349.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$226,120,023
# of Portfolio Holdings	179
Portfolio Turnover Rate	349%
Total Advisory Fees Paid	$47,524

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
Short-Term Investments	0.7%
U.S. Agency Securities	2.7%
Mortgages - Other	4.5%
Agency Fixed Rate Mortgages	18.1%
Collateralized Mortgage Obligations - Agency Collateral Series	73.6%

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	-18.3%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.2%
AA	112.3%
AAA	1.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006469
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Long Duration Government Opportunities Fund
Class Name	Class L
Trading Symbol	USGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Long Treasury Index:

↑ Sector allocation contributed positively to relative returns, as agency mortgage-backed securities spreads tightened

↑ A large exposure to U.S. agency collateralized mortgage obligations (CMOs), which are not included in the benchmark, was a significant contributor to returns, due to their higher yields and tightening spreads

↑ Yield curve positioning was advantageous, helped by an overweight to the intermediate portion of the curve and an underweight to the long end of the curve, as long-term Treasury yields rose

↓ Duration positioning detracted, as the portfolio’s overall duration was modestly shorter than its benchmark for much of the year, which was unfavorable given that most segments of the U.S. Treasury yield curve fell

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	Bloomberg U.S. Universal Index	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	Bloomberg U.S. Long Treasury Index
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$10,144	$10,110	$10,175	$10,502
2/16	$10,199	$10,182	$10,242	$10,815
3/16	$10,233	$10,307	$10,264	$10,815
4/16	$10,277	$10,377	$10,265	$10,761
5/16	$10,285	$10,385	$10,270	$10,847
6/16	$10,436	$10,568	$10,433	$11,512
7/16	$10,489	$10,655	$10,466	$11,771
8/16	$10,501	$10,667	$10,439	$11,659
9/16	$10,521	$10,669	$10,444	$11,471
10/16	$10,447	$10,598	$10,367	$11,003
11/16	$10,238	$10,360	$10,137	$10,187
12/16	$10,224	$10,391	$10,131	$10,133
1/17	$10,232	$10,428	$10,143	$10,173
2/17	$10,286	$10,508	$10,192	$10,331
3/17	$10,264	$10,505	$10,191	$10,274
4/17	$10,331	$10,592	$10,259	$10,433
5/17	$10,397	$10,674	$10,324	$10,639
6/17	$10,386	$10,664	$10,297	$10,681
7/17	$10,417	$10,718	$10,327	$10,615
8/17	$10,513	$10,810	$10,422	$10,980
9/17	$10,452	$10,772	$10,362	$10,743
10/17	$10,448	$10,785	$10,353	$10,735
11/17	$10,437	$10,769	$10,339	$10,812
12/17	$10,469	$10,816	$10,371	$10,997
1/18	$10,345	$10,712	$10,240	$10,642
2/18	$10,260	$10,610	$10,168	$10,322
3/18	$10,330	$10,664	$10,250	$10,635
4/18	$10,270	$10,593	$10,181	$10,428
5/18	$10,342	$10,651	$10,263	$10,649
6/18	$10,341	$10,635	$10,266	$10,668
7/18	$10,291	$10,657	$10,237	$10,511
8/18	$10,366	$10,710	$10,308	$10,676
9/18	$10,265	$10,664	$10,227	$10,360
10/18	$10,204	$10,575	$10,172	$10,045
11/18	$10,230	$10,622	$10,263	$10,235
12/18	$10,443	$10,789	$10,468	$10,795
1/19	$10,504	$10,937	$10,530	$10,867
2/19	$10,492	$10,949	$10,510	$10,734
3/19	$10,652	$11,147	$10,690	$11,298
4/19	$10,653	$11,163	$10,671	$11,096
5/19	$10,828	$11,334	$10,874	$11,822
6/19	$10,914	$11,494	$10,965	$11,980
7/19	$10,939	$11,528	$10,975	$11,999
8/19	$11,189	$11,789	$11,236	$13,259
9/19	$11,113	$11,738	$11,183	$12,928
10/19	$11,116	$11,776	$11,203	$12,817
11/19	$11,101	$11,773	$11,187	$12,751
12/19	$11,079	$11,791	$11,162	$12,395
1/20	$11,266	$12,003	$11,355	$13,244
2/20	$11,465	$12,182	$11,582	$14,131
3/20	$11,348	$11,944	$11,831	$14,986
4/20	$11,488	$12,184	$11,906	$15,290
5/20	$11,507	$12,297	$11,895	$15,004
6/20	$11,604	$12,400	$11,897	$15,024
7/20	$11,702	$12,618	$11,984	$15,658
8/20	$11,656	$12,545	$11,910	$14,983
9/20	$11,664	$12,522	$11,915	$15,041
10/20	$11,578	$12,478	$11,849	$14,588
11/20	$11,622	$12,640	$11,876	$14,763
12/20	$11,656	$12,684	$11,871	$14,590
1/21	$11,633	$12,604	$11,810	$14,063
2/21	$11,496	$12,442	$11,655	$13,280
3/21	$11,386	$12,297	$11,527	$12,618
4/21	$11,456	$12,400	$11,603	$12,912
5/21	$11,450	$12,448	$11,618	$12,970
6/21	$11,484	$12,538	$11,658	$13,434
7/21	$11,580	$12,664	$11,780	$13,924
8/21	$11,547	$12,656	$11,760	$13,894
9/21	$11,476	$12,548	$11,669	$13,497
10/21	$11,439	$12,538	$11,654	$13,747
11/21	$11,445	$12,553	$11,701	$14,112
12/21	$11,386	$12,544	$11,662	$13,912
1/22	$11,192	$12,269	$11,462	$13,336
2/22	$11,067	$12,102	$11,372	$13,141
3/22	$10,726	$11,777	$11,043	$12,439
4/22	$10,390	$11,338	$10,686	$11,333
5/22	$10,393	$11,400	$10,745	$11,119
6/22	$10,296	$11,173	$10,620	$10,955
7/22	$10,490	$11,453	$10,857	$11,247
8/22	$10,217	$11,156	$10,548	$10,749
9/22	$9,799	$10,675	$10,119	$9,900
10/22	$9,606	$10,558	$9,978	$9,351
11/22	$9,942	$10,952	$10,298	$10,012
12/22	$9,874	$10,914	$10,249	$9,842
1/23	$10,196	$11,253	$10,536	$10,473
2/23	$9,966	$10,976	$10,279	$9,976
3/23	$10,142	$11,234	$10,536	$10,449
4/23	$10,198	$11,303	$10,591	$10,503
5/23	$10,060	$11,185	$10,487	$10,210
6/23	$9,902	$11,168	$10,486	$10,208
7/23	$9,779	$11,179	$10,258	$9,987
8/23	$9,591	$11,112	$9,972	$9,708
9/23	$8,908	$10,847	$9,245	$9,000
10/23	$8,369	$10,684	$8,789	$8,556
11/23	$9,382	$11,165	$9,593	$9,339
12/23	$10,399	$11,588	$10,419	$10,143
1/24	$10,266	$11,560	$10,190	$9,920
2/24	$9,711	$11,422	$9,957	$9,694
3/24	$9,873	$11,534	$10,080	$9,813
4/24	$8,988	$11,264	$9,466	$9,215
5/24	$9,515	$11,451	$9,736	$9,478
6/24	$9,850	$11,556	$9,897	$9,635
7/24	$10,410	$11,818	$10,251	$9,979
8/24	$10,794	$11,992	$10,460	$10,182
9/24	$10,932	$12,157	$10,671	$10,388
10/24	$10,017	$11,881	$10,116	$9,848
11/24	$10,286	$12,006	$10,299	$10,026
12/24	$9,672	$11,824	$9,751	$9,493
1/25	$9,767	$11,896	$9,792	$9,532
2/25	$10,421	$12,142	$10,299	$10,026
3/25	$10,385	$12,139	$10,207	$9,937
4/25	$10,427	$12,182	$10,096	$9,829
5/25	$10,033	$12,120	$9,806	$9,546
6/25	$10,414	$12,309	$10,051	$9,785
7/25	$10,245	$12,291	$9,961	$9,697
8/25	$10,630	$12,439	$9,993	$9,728
9/25	$10,746	$12,571	$10,301	$10,028
10/25	$10,852	$12,654	$10,433	$10,157
11/25	$11,042	$12,730	$10,477	$10,200
12/25	$10,938	$12,721	$10,297	$10,024

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	13.10%	(1.26)%	0.90%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	5.59%	(2.81)%	0.29%
Bloomberg U.S. Long Treasury Index	5.59%	(7.23)%	0.02%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 226,120,023
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 47,524
InvestmentCompanyPortfolioTurnover	349.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$226,120,023
# of Portfolio Holdings	179
Portfolio Turnover Rate	349%
Total Advisory Fees Paid	$47,524

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
Short-Term Investments	0.7%
U.S. Agency Securities	2.7%
Mortgages - Other	4.5%
Agency Fixed Rate Mortgages	18.1%
Collateralized Mortgage Obligations - Agency Collateral Series	73.6%

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	-18.3%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.2%
AA	112.3%
AAA	1.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports